Investments - Debt Securities Maturities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Cost or Amortized Cost
Due in one year or less	$ 25,216
Due after one year through five years	185,136
Due after five years through ten years	726,611
Due after ten years	117,926
Mortgage-backed securities	563,702
Fixed maturities, including securities pledged	1,618,591
Fair Value
Due in one year or less	25,298
Due after one year through five years	193,261
Due after five years through ten years	747,580
Due after ten years	120,079
Mortgage-backed securities	568,940
Fixed maturities, including securities pledged	1,655,158
NGHC, excluding Reciprocal Exchanges
Cost or Amortized Cost
Due in one year or less	12,373
Due after one year through five years	153,861
Due after five years through ten years	661,786
Due after ten years	77,327
Mortgage-backed securities	483,659
Fixed maturities, including securities pledged	1,389,006
Fair Value
Due in one year or less	12,455
Due after one year through five years	161,986
Due after five years through ten years	682,755
Due after ten years	79,480
Mortgage-backed securities	488,897
Fixed maturities, including securities pledged	1,425,573
Reciprocal Exchanges
Cost or Amortized Cost
Due in one year or less	12,843
Due after one year through five years	31,275
Due after five years through ten years	64,825
Due after ten years	40,599
Mortgage-backed securities	80,043
Fixed maturities, including securities pledged	229,585
Fair Value
Due in one year or less	12,843
Due after one year through five years	31,275
Due after five years through ten years	64,825
Due after ten years	40,599
Mortgage-backed securities	80,043
Fixed maturities, including securities pledged	$ 229,585